Erik Nelson, Sr. Securities Counsel
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone: (763) 765-7453

August 3, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549

Re:    Pre-Effective Amendment No. 1 to the Registration Statements on
       Form N-14 for Combination of Certain Series of the Allianz Variable Insurance Products Trust (the "VIP Trust") (SEC File Nos. 333-160351 and 811-09491) with and into Corresponding Series of the VIP Trust, and of the Allianz Variable Insurance Products Fund of Funds Trust (the "Fund of Funds Trust")(SEC File Nos. 333-160352 and 811-21624)

Dear Sir/Madam:

     Accompanying this letter for filing is Pre-Effective Amendment No. 1 to the Registration Statements on Form N-14. This registration statements relate to the proposed combination of certain series of the VIP Trust with and into corresponding series of the VIP Trust and the Fund of Funds Trust.

     Also included in Pre-Effective Amendment No. 1 are all required exhibits and requests for acceleration from the trust and Distributor, Allianz Life Financial Services, LLC. Please note that the registration statement contains eight separate proxy statement/prospectuses.

     The Registrants acknowledge that the Registrants are responsible for the adequacy and accuracy of the disclosure in the filing. Staff comments on the filing and changes to the filing following staff comments do not foreclose the Commission from taking an action with respect to the filing and do not relieve the Registrants from their full responsibility for the adequacy and accuracy of the disclosure in the filing. The Registrants understand that they cannot raise the fact that the staff reviewed the filing as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         Please contact me at the above telephone number or e-mail address if you have any questions concerning this filing. Thanks you for your assistance.


Sincerely,

Allianz Variable Insurance Products Trust
Allianz Variable Insurance Products Fund of Funds Trust



By: /s/ Erik Nelson
  _________________________________________